GOODWILL (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 745	$ 832
Center Parcs UK
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 734	$ 815